                                                                                        --------------------------

      OMB APPROVAL

      --------------------------

                                                          OMB Number: 3235-0582

Expires: January 31, 2015

Estimated average burden

hours per response…7.2

      ---------------------------

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22572

THE MULTI-STRATEGY GROWTH & INCOME FUND

(Exact name of registrant as specified in charter)

450 Wireless Boulevard                                    Hauppauge, NY  11788

(Address of principal executive offices)                                (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end:   February 28th

Date of reporting period:  July 1, 2011 - June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §. 3507.

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	ARC BDCA			6/6/2012	1. election of directors 2. to consider and act on such matters as may properly come before the annual meeting and any adjournment thereof	MGMT	Yes	For All	For
2	ARC Hlth Care			6/6/2012

1. elect five directors for one year terms expiring in 2013 and until their successors are duly elected and qualified 2. vote on certain amendments to the company charter 3. consider and act on such matters as may properly come before the annual meeting other than the matters set forth above

						MGMT	Yes	For All	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

THE MULTI-STRATEGY GROWTH & INCOME FUND

By (Signature and Title)*    /s/Raymond J. Lucia, Jr

                                           Raymond J. Lucia, Jr., President

Date:  August 21, 2012

* Print the name and title of each signing officer under his or her signature.